Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 71,439	$ 94,157
Restricted cash	1,599	750
Pool receivables from affiliates, net (note 14h)	15,550	24,598
Accounts receivable, including affiliate balances of $0.8 million (2016 - $0.8 million)	19,288	33,789
Vessels held for sale (note 19)	0	33,802
Due from affiliates (note 14f)	49,103	48,714
Current portion of derivative assets (note 10)	1,016	875
Prepaid expenses	18,690	21,300
Total current assets	176,685	257,985
Restricted cash - long-term	2,672	0
Vessels and equipment At cost, less accumulated depreciation of $512.0 million (2016 - $459.3 million)	1,737,792	1,605,372
Vessels related to capital leases At cost, less accumulated depreciation of $25.4 million (2016 - $nil) (note 9)	227,722	0
Investment in and advances to equity accounted investments (note 6)	25,460	70,651
Derivative assets (note 10)	4,226	4,538
Intangible assets - net (note 21 and 22)	14,605	17,658
Other non-current assets	127	107
Goodwill (note 21)	8,059	8,059
Total assets	2,197,348	1,964,370
Current
Accounts payable, including affiliate balances of $nil (2016 - $1.1 million)	7,860	14,406
Accrued liabilities (notes 7, 10 and 14f)	34,608	28,663
Current portion of long-term debt (note 8)	166,745	171,019
Current portion of derivative liabilities (note 10)	0	1,108
Current obligation related to capital leases (note 9)	7,227	0
Deferred revenue	557	4,455
Due to affiliates (note 14f)	19,717	36,299
Total current liabilities	236,714	255,950
Long-term debt (note 8)	785,557	761,997
Long-term obligation related to capital leases (note 9)	141,681	0
Other Liabilities, Noncurrent	26,795	13,683
Total liabilities	1,190,747	1,031,630
Commitments and contingencies (notes 6, 9 and 10)
Equity
Common stock and additional paid-in capital (385 million shares authorized, 231.2 million Class A and 37.0 million class B shares issued and outstanding as of December 31, 2017) (2016 - 300 million shares authorized, 136.1 million Class A and 23.2 million Class B shares issued and outstanding) (notes 4 and 13)	1,294,998	1,103,304
Accumulated deficit	(288,397)	(182,680)
Entities under Common Control equity	0	12,116
Total equity	1,006,601	932,740
Total liabilities and equity	$ 2,197,348	$ 1,964,370